Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Land Use Rights, Net

	December 31,
	2011	2012

Land use rights	$10,889	$11,000
Less: accumulated amortization	(134)	(355)

Land use rights, net	$10,755	$10,645